Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Accrued Expenses

The components of accrued expenses at December 31, 2010 and 2009 are summarized as follows:

	2010	2009
Accrued settlement costs	$488,885	$--
Accrued Biocordcell investment	500,000	--
Other accrued expenses	349,230	120,176
	$1,338,115	$120,176